Summary of Significant Accounting Policies - Final Capping, Closure and Post-Closure Liability Rollforward (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Final capping, closure and post-closure liability at the beginning of the period	$ 344,606	$ 302,537	$ 302,537	$ 301,896
Liability adjustments			39,321	(1,081)
Liability adjustments	14,704
Accretion expense associated with landfill obligations	4,474	$ 4,050	16,068	14,333
Closure payments	(5,346)		(18,834)	(21,040)
Assumption of closure liabilities from acquisitions	3,443		8,575	11,380
Disposition of closure liabilities from divested operations			(916)	(3,566)
Foreign currency translation adjustment	(24)		(2,145)	615
Final capping, closure and post-closure liability at the end of the period	$ 361,905		$ 344,606	$ 302,537